Business Combinations - Schedule of Goodwill (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2022
Business Acquisition [Line Items]
Opening balance	$ 996,441	$ 1,725,292	$ 859,587
Goodwill relating to acquisitions consummated during the year	1,337,685	0	880,238
Less: Impairment recognized on goodwill during the year		(664,903)	0
Effect of exchange rate changes	(191,348)	(63,948)	(14,532)
Closing balance	$ 2,142,778	996,441	1,725,292
Previously Reported [Member]
Business Acquisition [Line Items]
Opening balance		$ 1,725,293
Closing balance			$ 1,725,293